Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 1,298	$ 1,301
Additions to property, plant and equipment	1,109	1,121
Additions to equipment costs (net)	42	49
Additions to other intangibles	147	131
Less: Proceeds on disposal of property, plant and equipment	(59)	(9)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	1,169	1,308
Total of capital expenditures and equipment costs (net)	1,212	1,361
Increase (decrease) in working capital and other liabilities related to capital expenditures	(28)	65
Decrease in customer equipment financing receivables	1	4
Less: Proceeds on disposal of property, plant and equipment	(59)	(9)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	784	965
Equipment costs (net of revenue)	43	53
Total of capital expenditures and equipment costs (net)	827	1,018
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	385	343
Total of capital expenditures and equipment costs (net)	$ 385	$ 343